Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 1-62 - Templeton Foreign VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 88
3 years	279
5 years	486
10 years	$ 1,083